Business combinations - XKYJ Acquisition (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Purchase price allocation
Goodwill		$ 21,423	¥ 147,296
KTN
Purchase price allocation
Cash consideration	¥ 6,250
Cash and cash equivalents	196
Other working capital	6,054
Total consideration	6,250
Goodwill	¥ 0